Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Income Statement [Abstract]
Unrealized holding gains on marketable securities, tax provision (benefit)	$ 0.3	$ (0.5)